Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Allowance for doubtful accounts receivable	$ 140,000	$ 211,000
Capitalized software cost, net of accumulated amortization	1,312,000	4,930,000
Software, amortization	839,000	35,000	$ 0
Research and development expenses	54,070,000	35,612,000	35,308,000
Advertising costs	$ 4,671,000	$ 7,940,000	$ 5,344,000
Leasehold Improvements [Member]
Property, Plant and Equipment
Useful lives of property, plant and equipment (in years)	7 years
Machinery and Equipment [Member] | Minimum
Property, Plant and Equipment
Useful lives of property, plant and equipment (in years)	5 years
Machinery and Equipment [Member] | Maximum
Property, Plant and Equipment
Useful lives of property, plant and equipment (in years)	10 years
Tooling and software | Minimum
Property, Plant and Equipment
Useful lives of property, plant and equipment (in years)	3 years
Tooling and software | Maximum
Property, Plant and Equipment
Useful lives of property, plant and equipment (in years)	7 years
Accounts Receivable | Customer Concentration Risk | KTM
Property, Plant and Equipment
Concentration risk (as a percent)	56.20%	36.20%